ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed - Narrative (Details) - Pro Farm Group, Inc $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($)
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenue of the acquiree since the merger date	$ 17.6
Net loss of the acquiree since the merger date	(6.0)
Revenue of the combined entity	221.7
Net loss of the combined entity	$ (6.8)